Document and Entity information	6 Months Ended
Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	CACHET FINANCIAL SOLUTIONS, INC.
Entity Central Index Key	0001487906
Amendment Flag	true
Document Type	S-1/A
Pre-Effective Amendment Number	1
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-1 registration statement.
Document Period End Date	Jun. 30, 2015
Entity Filer Category	Smaller Reporting Company